RISK MANAGEMENT (Details 13) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 67,538	$ 60,845
Regulatory VaR	$ 9,928	$ 8,944
Percentage of portfolio	100.00%	100.00%
More than 36 months [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 67,538	$ 60,845
Regulatory VaR	$ 9,928	$ 8,944
Percentage of portfolio	100.00%	100.00%